Share Capital - Disclosure of Weighted Average Number of Common Shares and Common Shares B (Detail) - Aegon Ltd. [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common shares [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	2,067,119	2,107,315
Common share B [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	523,149	559,906